Acquisition - Purchase Consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 02, 2022	Sep. 30, 2022
Mariadb Corporation Ab
Acquisition.
Cash consideration		$ 1,656
Sector 42 Technologies, Inc and CubeWerx Inc
Acquisition.
Cash consideration	$ 1,661
Equity consideration	2,056
Deferred consideration	100
Total fair value of consideration transferred	3,817
Sector 42 Technologies, Inc and CubeWerx Inc | Mariadb Corporation Ab
Acquisition.
Cash consideration	1,661
Equity consideration	2,056
Deferred consideration	100
Total fair value of consideration transferred	$ 3,817